Average Annual Total Returns{- Biotechnology Portfolio} - 02.28 Select Portfolios: Group 5 Health Care Sector Combo PRO-14 - Biotechnology Portfolio	Biotechnology Portfolio-Default Return Before Taxes Past 1 year	Biotechnology Portfolio-Default Return Before Taxes Past 5 years	Biotechnology Portfolio-Default Return Before Taxes Past 10 years	Biotechnology Portfolio-Default After Taxes on Distributions Past 1 year	Biotechnology Portfolio-Default After Taxes on Distributions Past 5 years	Biotechnology Portfolio-Default After Taxes on Distributions Past 10 years	Biotechnology Portfolio-Default After Taxes on Distributions and Sales Past 1 year	Biotechnology Portfolio-Default After Taxes on Distributions and Sales Past 5 years	Biotechnology Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1501 Past 1 year	F1501 Past 5 years	F1501 Past 10 years
Total	38.34%	10.37%	20.99%	32.11%	8.16%	19.17%	26.03%	7.72%	17.69%	18.40%	15.22%	13.88%	24.47%	8.94%	19.75%